STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 2,803,713	$ 387,335
Loss from operations	(2,803,713)	(387,335)
Other income:
Interest earned on marketable securities held in Trust Account	50,175	105,431
Transaction costs attributable to warrant liabilities		(715,720)
Change in fair value of warrant liabilities	10,036,098	(16,902,902)
Other income	10,086,273	(17,513,191)
Net Income	7,282,560	(17,900,526)
Class A Common stock
Other income:
Interest earned on marketable securities held in Trust Account	$ 50,175	105,431
Net Income		$ 0
Weighted average shares outstanding of common stock, basic and diluted	33,421,570	33,421,570
Basic and diluted net income loss per common share	$ 0.00	$ 0.00
Class B Common stock
Other income:
Net Income	$ 7,282,560	$ (17,900,526)
Weighted average shares outstanding of common stock, basic and diluted	8,355,392	7,969,220
Basic and diluted net income loss per common share	$ 0.87	$ (2.25)